Income Taxes (Details) - Schedule of federal income tax expense (benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of federal income tax expense (benefit) [Abstract]
Current
Deferred	(84)	37
Income tax expense (benefit)	$ (84)	$ 37